Note 16 - Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2013 CNY		Dec. 31, 2013 Beijing Fanhua Micro Credit Company Limited [Member] Subsidiary Holding Equity Interest in Subsidiary of Sincere Fame [Member]	Oct. 31, 2011 Sincere Fame International Limited and Subsidiaries [Member] USD ($)	Dec. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] USD ($)	Dec. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] CNY	Oct. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] USD ($)	Oct. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] CNY	Dec. 31, 2012 Sincere Fame International Limited and Subsidiaries [Member] CNY	Oct. 31, 2011 Sincere Fame International Limited and Subsidiaries [Member] Maximum [Member] CNY	Oct. 31, 2011 Sincere Fame International Limited [Member]	Dec. 31, 2013 Guangdong Jintaiping Asset Management Service Company [Member] CNY	Dec. 31, 2012 Guangdong Jintaiping Asset Management Service Company [Member] CNY	Dec. 31, 2013 Affiliated Entity [Member] Subsidiaries [Member] CNY	Dec. 31, 2012 Affiliated Entity [Member] Subsidiaries [Member] CNY	Dec. 31, 2011 Affiliated Entity [Member] Subsidiaries [Member] CNY	Dec. 31, 2013 Affiliated Entity [Member] CNY	Dec. 31, 2012 Affiliated Entity [Member] CNY	Dec. 31, 2011 Affiliated Entity [Member] CNY	Dec. 31, 2013 Puyi Asset Management Co Ltd [Member] CNY	Dec. 31, 2012 Puyi Asset Management Co Ltd [Member] CNY
Note 16 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Amount of Loan Agreed to be Advanced							$ 50,000						317,990
Facility Letter Validity Period														2 years		1 year
Due from Related Party Principal Receivable, Current										20,916	126,621	91,277			130,651	44,436
Interest Receivable, Current								2,684	16,250			9,407				2,165
Accounts Receivable, Related Parties, Current								248	1,500
Related Party Transaction, Rate								7.30%	7.30%						8.00%	8.00%
Business Acquisition Refund Receivable from Selling Shareholder of Acquiree	4,500
Percentage of Ownership Interest															19.50%	19.50%
Line of Credit Facility, Maximum Borrowing Capacity																50,000
Revenue from Related Parties																	1,415	5,660	5,000				13,112	7,522
Related Party Transaction Interest Income from Transactions with Related Party	51,315	[1]		47,273	[1]															6,843	10,298	1,276
Equity Method Investment, Ownership Percentage						30.00%
Noncontrolling Interest Acquisition Excess Fair Value Recognized As Management Compensation Expense	7,900		6,000

[1]	This represented accrued interest income on bank deposits and interest bearing receivable from third parties as described in (v).